STOCK-BASED COMPENSATION EXPENSE - Changes in Stock Options (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of shares
Outstanding at the beginning (in shares)		25,417,316	23,191,158
Granted.		3,152,285	6,787,303
Exercised		(1,781,794)	(1,934,106)
Cancelled		(1,429,352)	(2,627,039)
Outstanding at the end (in shares)		25,358,455	25,417,316	23,191,158
Vested and exercisable		17,675,057
Weighted Average Exercise Price
Outstanding at the beginning (in dollars per share)		$ 0.12	$ 0.07
Granted (in dollars per share)		0.78	0.28
Exercised (in dollars per share)		0.15	0.07
Cancelled (in dollars per share)		0.21	0.10
Outstanding at the end (in dollars per share)		0.20	$ 0.12	$ 0.07
Vested and exercisable (in dollars per share)		$ 0.10
Weighted Average Remaining Contractual Term
Outstanding at the end (in years)		6 years 10 months 20 days	7 years 8 months 4 days	8 years 3 months 14 days
Vested and exercisable (in years)		6 years 2 months 1 day
Aggregate Intrinsic Value Outstanding at the beginning		$ 15,194	$ 9,469
Aggregate Intrinsic Value Outstanding at the beginning		6,123	1,226
Aggregate Intrinsic Value Outstanding at the end		215,093	15,194	$ 9,469
Vested and exercisable		151,634
Intrinsic value of stock options exercised	[1]	$ 189	$ 121
Outstanding options and RSUs
Weighted Average Remaining Contractual Term
Weighted-average grant date fair value of stock options		$ 1.86	$ 0.42
Intrinsic value of stock options exercised		$ 6,100	$ 1,200
Fair value of awards vested		$ 2,400	$ 1,000

[1]	Insignificant amounts are rounded to zero (“— ”) for disclosure